Provisions, income tax liabilities and other liabilities - Summary of Movements in Non-current Provisions (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Beginning balance		€ 5,262	€ 5,822	€ 6,430
Changes in scope of consolidation		11		(200)
Increases in provisions		1,622	952	1,285
Provisions utilized		(446)	(408)	(528)
Reversals of unutilized provisions		(242)	(758)	(288)
Transfers		(516)	(572)	(274)
Net interest related to employee benefits, and unwinding of discount		122	120	64
Currency translation differences		116	(65)	113
Actuarial gains and losses on defined-benefit plans		(13)	171	(780)
Ending balance		5,762	5,262	5,822
Provisions for pensions and other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance		2,214	2,039	2,947
Changes in scope of consolidation		0		(96)
Increases in provisions	[1]	145	141	193
Provisions utilized	[1]	(173)	(162)	(275)
Reversals of unutilized provisions	[1]	(108)	(21)	(66)
Transfers		(89)	(1)	10
Net interest related to employee benefits, and unwinding of discount		65	70	43
Currency translation differences		43	(23)	63
Actuarial gains and losses on defined-benefit plans		(13)	171	(780)
Ending balance		1,992	2,214	2,039
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance		718	844	935
Changes in scope of consolidation		0		(28)
Increases in provisions		199	185	40
Provisions utilized		(118)	(107)	(119)
Reversals of unutilized provisions		0	(190)	(20)
Transfers		0	0	4
Net interest related to employee benefits, and unwinding of discount		2	3	4
Currency translation differences		34	(17)	28
Actuarial gains and losses on defined-benefit plans		0	0	0
Ending balance		821	718	844
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance		554	761	524
Changes in scope of consolidation		0		0
Increases in provisions		548	315	521
Provisions utilized		(20)	(25)	(12)
Reversals of unutilized provisions		(8)	(159)	(11)
Transfers		(270)	(361)	(265)
Net interest related to employee benefits, and unwinding of discount		19	23	5
Currency translation differences		(3)	0	(1)
Actuarial gains and losses on defined-benefit plans		0	0	0
Ending balance		799	554	761
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance		1,776	2,178	2,024
Changes in scope of consolidation		11		(76)
Increases in provisions		730	311	531
Provisions utilized		(135)	(114)	(122)
Reversals of unutilized provisions		(126)	(388)	(191)
Transfers		(157)	(210)	(23)
Net interest related to employee benefits, and unwinding of discount		36	24	12
Currency translation differences		42	(25)	23
Actuarial gains and losses on defined-benefit plans		0	0	0
Ending balance		€ 2,150	€ 1,776	€ 2,178

[1]	(a)In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds and to beneficiaries; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments.